Statements of Cash Flows - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Operating Activities:
Net Loss	$ (1,263,260)	$ (2,332,064)	$ (3,140,693)	$ (5,507,781)	$ (3,355,937)	$ (11,643,339)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	$ 71,826	$ 224,090	$ 409,062	$ 468,291	$ 456,007	$ 1,976,388
Stock-based payments to vendors		61,500	465,267		80,445	548,084
Warrants and options issued for services rendered			$ 407,447	$ 180,163	$ 108,205	$ 1,846,944
Non-cash interest expense	$ 303,691	$ 2,762,497	398,649	2,054,438	1,160,857	2,700,220
Fees and penalties on debt		120,251		729,929	120,251	729,929
Gain on change in redemption value of Series C Preferred Stock						(834,242)
Gain on lawsuit judgment and legal settlement					(689,724)
(Gain) Loss on change in fair value of derivative liability	(195,457)	(1,847,985)	332,759	1,795,205	(1,975,858)	3,413,465
(Gain) Loss on extinguishment of debt		196,500		(1,200,092)	191,138	(1,200,092)
Bad debt expense	49	2,489		61,554	1,536	246,520
Loss on disposal of equipment			43,221			15,912
Depreciation and amortization expense	10,909	4,681	18,691	13,116	34,423	25,211
Impairment expense				59,163		59,163
Inventory obsolescence	25,145		28,837	93,110	25,145	165,271
Changes in operating assets and liabilities:
Accounts receivable	7,366	(7,448)	(242,052)	(1,131)	(16,017)	13,064
Inventory	(292,344)	11,152	43,260	49,273	(89,556)	(29,312)
Prepaid expenses	(128,767)	27,296	164,928	3,966	(22,076)	(169,470)
Other assets	9,478	7,500	3,431	11,000	12,765	7,569
Accounts payable and accrued liabilities	126,379	(228,252)	284,253	375,462	(211,156)	194,531
Deferred revenue					466,300
NET CASH USED IN OPERATING ACTIVITIES	(1,350,130)	(997,793)	(789,802)	(836,334)	(3,728,782)	(1,949,322)
Investing Activities:
Investments in other assets		(31,220)	(39,774)		(31,220)	(4,252)
Cash acquired in business acquisition					15,612
Acquisition of property and equipment		1,050	36,635	1,496	18,307	10,705
Disposal of property and equipment				832		832
NET CASH USED IN INVESTING ACTIVITIES		(32,270)	(76,409)	(664)	(33,195)	(14,125)
Financing Activities:
Proceeds from issuance of convertible notes		300,000	330,000	220,000	877,500	590,000
Repayment of convertible notes		172,932			172,932
Proceeds from issuance of related party convertible notes			100,600	100,000		289,000
Repayment of related party convertible notes						25,000
Proceeds from issuance of notes payable			35,960	440,000		440,000
Repayment of notes payable	(3,147)	(3,042)	(4,193)	(6,194)	(14,672)	(11,831)
Proceeds from issuance of common stock	1,017,046	1,470,000	456,650	8,500	3,669,504	543,200
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,013,899	1,594,026	919,017	762,306	4,359,400	1,825,369
INCREASE (DECREASE) IN CASH	(336,231)	563,963	52,806	(74,692)	596,703	(138,078)
CASH - BEGINNING OF PERIOD	613,686	16,983	102,255	91,675	16,983	155,061
CASH - END OF PERIOD	277,455		155,061	16,983	613,686	16,983
Supplemental cash flow information:
Cash paid for interest	10,305	54,631	705	740	56,742	1,654
Cash paid for taxes
Supplemental disclosure of non-cash financing and investing activities:
Common stock issued for conversion of debt	171,342	3,371,994	188,023	3,055,140	4,000,604	3,056,572
Common stock issued for acquisition					75,000
Common stock issued as part of legal settlement			500,000	1,439,975		1,439,975
Debt and accrued interest converted for common stock	156,876	444,918	442,633	3,889,083	499,053	3,951,186
Derivative liability relieved upon conversion of related debt		2,941,860	318,125	5,276,018	3,021,935	5,310,518
Derivative liability incurred for debt discount				4,017,622		4,676,772
Beneficial conversion feature recognized as debt discount		$ 3,328,740	212,771		1,351,790
Series C Preferred Stock redeemed for common stock				$ 1,661,424		$ 1,661,424